Exhibit 99.1

ABS-15G Table

Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Other
Cazenovia Creek Funding I, LLC, Series 2015-1 (CIK # 0001645385)		Caz Creek AZ, LLC	273	$3,318,707	2.14%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek CT, LLC	3,371	$14,167,015	9.13%	24	$279,167	1.97%	20	$231,297	1.63%	4	$47,870	0.34%	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek FL, LLC	873	$2,157,615	1.39%	0	0.00	0.00	0	0	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek Florida, LLC	21,419	$70,561,303	45.49%	2	$30,148	0.04%	1	$5,306	0.01%	1	$24,841	0.04%	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek IL, LLC	1,021	$21,879,870	14.10%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek NJ, LLC	122	$1,331,775	0.86%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek NY, LLC	59	$3,396,816	2.19%	3	$153,961	4.53%	3	$153,961	4.53%	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		Caz Creek TN, LLC	13,370	$26,182,191	16.88%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
		TL SC 1, LLC	144	$12,131,128	7.82%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0	0	0	0	0
Total by Issuing Entity			40,652	$155,126,420	100%	29	$463,275	0.30%	24	$390,564	0.25%	5	$72,711	0.05%	0	0.00		0	0.00		0	0.00
Total by Asset Class			40,652	$155,126,420	100%	29	$463,275	0.30%	24	$390,564	0.25%	5	$72,711	0.05%	0	0.00		0	0.00		0	0.00

Notes to ABS-15G Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table. If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) a related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c) the representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) the party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b) events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.